Expenses by nature (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Salaries and benefits	$ 6,405	$ 6,851
Consulting and professional fees	6,583	3,043
Other	1,581	368
Office expenses	1,604	1,384
Marketing and communication expenses	925	478
Share-based compensation expense	1,162	807
Listing and filing fees	390	199
Director expenses	1,168	1,446
Travelling expense	521	293
Total General and administrative expenses	$ 20,339	$ 14,869